Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [abstract]
Businesses acquired	2	4
Businesses acquired, net of cash	2	4
Asset acquisitions		1
Total number of transactions	2	5
Businesses acquired	$ 166	$ 1,049
Less: Cash acquired	(4)	(59)
Businesses acquired, net of cash	162	990
Investments in businesses	1	4
Contingent consideration payments	4
Asset Acquisition		4
Total	$ 167	$ 998